Note 6 - Financial Results - Financial Income (Cost) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Interest Income		$ 42,244	$ 51,525	$ 60,405
Net result on changes in FV of financial assets at FVTPL		(2,388)	(3,920)	5,799
Finance income (*)	[1]	39,856	47,605	66,204
Finance cost		(36,942)	(27,072)	(22,329)
Net foreign exchange transactions results (**)	[2]	28,845	(48,955)	(2,146)
Foreign exchange derivatives contracts results (***)	[3]	6,576	(8,996)	(31,310)
Other		(1,035)	14,392	11,447
Other financial results		34,386	(43,559)	(22,009)
Net financial results		37,300	(23,026)	21,866
From discontinued operations			9	88
		$ 37,300	$ (23,017)	$ 21,954

[1]	In 2018 includes $3.6 million of interest related to instruments carried at FVTPL.
[2]	In 2018 includes the result from the Argentine peso depreciation against the U.S. dollar on Peso denominated financial, trade, social and fiscal payables and receivables at Argentine subsidiaries with functional currency U.S. dollar, together with the positive impact from Euro depreciation against the U.S. dollar on Euro denominated intercompany liabilities in subsidiaries with functional currency U.S. Dollar, largely offset by an increase in currency translation adjustment reserve from our Italian subsidiary. In 2017 includes the negative impact from Euro appreciation against the U.S. dollar on Euro denominated intercompany liabilities in subsidiaries with functional currency U.S. Dollar, largely offset by an increase in currency translation adjustment reserve from our Italian subsidiary.
[3]	In 2016 includes the negative impact from Brazilian Real appreciation against the U.S. dollar on hedging instruments and of Cash and cash equivalent and other investments denominated in U.S. dollar in subsidiaries with functional currency Brazilian Real, partially offset by an increase in currency translation adjustment reserve from the Brazilian subsidiaries.